Consolidated Balance Sheets - USD ($)	Mar. 31, 2020	Mar. 31, 2019
CURRENT ASSETS:
Cash	$ 929,218	$ 2,780,637
Accounts receivable, net	3,034,200	3,875,548
Advance to suppliers	595,171	483,309
Inventory	31,283	299,172
Other current assets	107,302	134,319
Total current assets	4,697,174	7,572,985
NON-CURRENT ASSETS:
Property and equipment, net	14,116	20,354
Intangible asset, net	216,000	248,000
Deferred tax assets	567,839
Right-of-use asset	63,337
Goodwill	16,999	16,999
Total non-current assets	878,291	285,353
TOTAL ASSETS	5,575,465	7,858,338
CURRENT LIABILITIES:
Accounts payable	1,262,666	149,133
Accrued expenses and other payable	328,693	108,315
Advance from customers	103,927	73,911
Income tax payable	29,992	76,421
Lease payment liability-current	45,919
Total current liabilities	1,771,197	407,780
NON-CURRENT LIABILITIES:
Deferred tax liability		40,920
TOTAL LIABILITIES	1,771,197	448,700
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Common stock, $0.01 par value, 1,000,000,000 shares authorized, 630,861,000 and 623,600,000 shares issued and outstanding as of March 31, 2020 and 2019, respectively	6,308,610	6,236,000
Additional paid-in capital	61,027	25,614
Retained earnings	(2,565,369)	1,148,024
Total stockholders' equity	3,804,268	7,409,638
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 5,575,465	$ 7,858,338